As filed with the Securities and Exchange Commission on February 14, 2013

1933 Act Registration No. 033-16905

1940 Act Registration No. 811-05309

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 136	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 136	☑

Nuveen Investment Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

(312) 917-7700

(Registrant’s Telephone Number, Including Area Code):

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on February 28, 2013 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 136

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 135, as it relates to Nuveen Dividend Value Fund, Nuveen Large Cap Growth Opportunities Fund and Nuveen Mid Cap Growth Opportunities Fund, each a series of the Registrant (collectively, the “Funds”), until February 28, 2013. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 135 under the Securities Act of 1933 as it relates to the Funds, filed on December 17, 2012, are incorporated by reference herein.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 14th day of February, 2013.

NUVEEN INVESTMENT FUNDS, INC.

By:	/s/ KEVIN J. MCCARTHY
Kevin J. McCarthy
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date

/s/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			February 14, 2013

/s/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			February 14, 2013

ROBERT P. BREMNER*	Chairman of the Board and Director	ü ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact February 14, 2013
JOHN P. AMBOIAN*	Director
JACK B. EVANS*	Director
WILLIAM C. HUNTER*	Director
DAVID J. KUNDERT*	Director
WILLIAM J. SCHNEIDER*	Director
JUDITH M. STOCKDALE*	Director
CAROLE E. STONE*	Director
VIRGINIA L. STRINGER*	Director
TERENCE J. TOTH*	Director

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the directors of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.